Fees Summary	Apr. 30, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 5,900,000,000
Previously Paid Amount	0
Total Fee Amount	345,250
Total Offset Amount	0
Net Fee	$ 345,250
Offset Table N/A	N/A
Combined Prospectus Table N/A	N/A